Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Related Party Transactions
Related Party Transactions

The Company had the following related party transactions during the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
Legal fees paid or payable to a firm affiliated with a director	—	30	53
Total	—	30	53

Legal fees include professional services for advice relating to intellectual property matters. As at February 9, 2016, the firm affiliated with the director ceased providing legal services to the Company, apart from clerical and administrative work related to the transfer of files.

Certain current employees of the Concordia International segment had an equity interest in the Concordia International segment at the time of its sale to the Company.  As a result, pursuant to the share purchase agreement entered into by the Company in connection with the Concordia International Acquisition, these employees received a portion of the consideration paid by the Company to the Vendors of the Concordia International segment (including the earnout consideration paid in December 2016 and February 2017, respectively).